Schedule of investments
Delaware Value® Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.92%
Communication Services — 8.34%
Comcast Class A	5,260,863	$ 190,390,632
Verizon Communications	4,574,233	191,248,682
Walt Disney †	1,863,382	208,847,854
		590,487,168
Consumer Discretionary — 8.47%
Dollar General	937,890	222,673,844
Dollar Tree †	1,439,958	195,373,501
TJX	2,910,627	181,477,594
		599,524,939
Consumer Staples — 6.60%
Archer-Daniels-Midland	2,703,037	237,569,922
Conagra Brands	6,696,420	230,222,920
		467,792,842
Energy — 3.11%
ConocoPhillips	2,013,201	220,344,849
		220,344,849
Financials — 14.85%
American International Group	4,075,500	210,907,125
Discover Financial Services	2,206,700	221,751,283
MetLife	3,645,644	234,524,279
Truist Financial	4,361,723	204,303,105
US Bancorp	3,959,200	180,579,112
		1,052,064,904
Healthcare — 19.00%
Baxter International	3,929,800	225,806,308
Cigna	883,317	250,376,204
CVS Health	2,460,502	241,498,271
Hologic †	3,061,959	206,865,950
Johnson & Johnson	1,293,412	208,679,092
Merck & Co.	2,485,842	212,191,473
		1,345,417,298
Industrials — 12.13%
Dover	1,397,275	174,603,484
Honeywell International	1,156,490	218,981,382
Northrop Grumman	504,362	241,079,992
Raytheon Technologies	2,499,884	224,364,589
		859,029,447
NQ-456 [8/22] 10/22 (2460457)    1

Schedule of investments
Delaware Value® Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 17.28%
Broadcom	412,500	$ 205,882,875
Cisco Systems	4,511,047	201,734,022
Cognizant Technology Solutions Class A	3,022,166	190,910,226
Fidelity National Information Services	1,766,721	161,425,298
Motorola Solutions	1,068,166	260,002,286
Oracle	2,750,000	203,912,500
		1,223,867,207
Materials — 2.68%
DuPont de Nemours	3,413,616	189,933,594
		189,933,594
Real Estate — 3.04%
Equity Residential	2,944,450	215,474,851
		215,474,851
Utilities — 3.42%
Edison International	3,573,400	242,169,318
		242,169,318
Total Common Stocks (cost $5,084,066,941)		7,006,106,417

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	15,509,876	15,509,876
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	15,509,877	15,509,877
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	15,509,877	15,509,877
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	15,509,877	15,509,877
Total Short-Term Investments (cost $62,039,507)		62,039,507
Total Value of Securities—99.80% (cost $5,146,106,448)		7,068,145,924

Receivables and Other Assets Net of Liabilities—0.20%		14,166,877
Net Assets Applicable to 367,867,299 Shares Outstanding—100.00%		$7,082,312,801
†	Non-income producing security.
2    NQ-456 [8/22] 10/22 (2460457)